Unaudited Condensed Consolidated Statements of Cash Flows (Parenthetical) - CLP ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
COMPONENTS OF CASH AND CASH EQUIVALENT AT END OF PERIOD
Cash and deposits in banks	$ 2,875,942	$ 2,129,179
Cash items in process of collection, net	22,403	7,950
Highly liquid financial instruments	1,243,554	2,086,581
Investments under resale agreements	51,433	37,233
Totals cash and cash equivalents	4,193,332	4,260,943
Debt instruments issued opening balance	8,613,967	6,581,280
Cash flows received	979,488	2,353,474
Cash flows payments	(127,489)	(340,972)
Changes other than cash	950	4,100
Other changes different of cash acquisition	(3,309)	7,279
Other changes different of cash interest	205,161	334,555
Other changes different of cash currency movement	(36,528)	(63,281)
Other changes different of cash Changes in fair value	(155,705)	53,213
Debt instruments issued ending balance	9,476,535	8,929,648
Dividends
Dividends paid		(127,065)
Capital increase	(14)	(13)
Total Dividends paid	(14)	(127,078)
Subtotal cash flows from financing activities - Cash flows received	979,488	2,353,474
Subtotal cash flows from financing activities - Cash flows payments	(127,503)	(468,050)
Total cash flows from financing activities (net)	851,985	1,885,424
Financial assets at fair value through profit or loss, category [member]
COMPONENTS OF CASH AND CASH EQUIVALENT AT END OF PERIOD
Highly liquid financial instruments	64,783	100,945
Financial assets at fair value through other comprehensive income [member]
COMPONENTS OF CASH AND CASH EQUIVALENT AT END OF PERIOD
Highly liquid financial instruments	1,178,771	1,985,636
Borrowings obtained from Chilean Central Bank [member]
COMPONENTS OF CASH AND CASH EQUIVALENT AT END OF PERIOD
Debt instruments issued opening balance	2,257,226
Cash flows received	750,000	2,004,267
Other changes different of cash interest	190	26
Debt instruments issued ending balance	3,007,416	2,004,293
Mortgage finance bonds [member]
COMPONENTS OF CASH AND CASH EQUIVALENT AT END OF PERIOD
Debt instruments issued opening balance	30,846	40,933
Cash flows payments	(4,846)	(6,148)
Other changes different of cash interest	656	1,262
Debt instruments issued ending balance	26,656	36,047
Bonds (senior and subordinated) [member]
COMPONENTS OF CASH AND CASH EQUIVALENT AT END OF PERIOD
Debt instruments issued opening balance	6,174,010	6,367,423
Cash flows received	229,488	349,207
Cash flows payments	(106,317)	(317,357)
Changes other than cash	192
Other changes different of cash interest	202,202	328,348
Other changes different of cash currency movement	(35,001)	(59,631)
Other changes different of cash Changes in fair value	(155,705)	53,213
Debt instruments issued ending balance	6,308,869	6,721,203
Lease obligations [member]
COMPONENTS OF CASH AND CASH EQUIVALENT AT END OF PERIOD
Debt instruments issued opening balance	151,885	172,924
Cash flows payments	(16,326)	(17,467)
Changes other than cash	758	4,100
Other changes different of cash acquisition	(3,309)	7,279
Other changes different of cash interest	2,113	4,919
Other changes different of cash currency movement	(1,527)	(3,650)
Debt instruments issued ending balance	$ 133,594	$ 168,105